EMPLOYEE BENEFITS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
EMPLOYEE BENEFITS [Abstract]
Employee benefits expense	$ 12,634	78,712	36,162	22,527